3a. Patents (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 157,442	$ 157,442
Patents pending and trademarks	54,203	54,203
Accumulated amortization	(99,156)	(89,992)
Finite-Lived Intangible Assets, Net	$ 112,489	$ 121,653